Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(5)           PREMISES AND EQUIPMENT

Premises and equipment as of December 31 consisted of the following:

(In thousands)	2014	2013

Land and land improvements	$3,256	$3,256
Leasehold improvements	56	56
Office buildings	10,605	10,391
Furniture, fixtures and equipment	4,867	4,620
	18,784	18,323
Less accumulated depreciation	8,576	7,976

Totals	$10,208	$10,347

Depreciation expense was $698,000 and $707,000 for the years ended December 31, 2014 and 2013, respectively.